INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross	$ 197,033	$ 188,626
Less: accumulated amortization	(49,495)	(28,407)
Intangible assets, net	147,538	160,219
Amortization expense	$ 19,585	$ 18,204	$ 26,036
Software and platform | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	2 years
Software and platform | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years